Renee M. Hardt Attorney at Law +1 (312) 609 7616 rhardt@vedderprice.com	222 North LaSalle Street Chicago, Illinois 60601 T: +1 (312) 609 7500 F: +1 (312) 609 5005 CHICAGO • NEW YORK • WASHINGTON, DC LONDON • SAN FRANCISCO • LOS ANGELES

May 29, 2015

VIA EDGAR Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	The Oberweis Funds (“Registrant”)
File Nos. File Nos. 33-9093 and 811-4854

To the Commission:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the Registrant’s form of prospectuses filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on May 4, 2015.

Very truly yours,
/s/ Renee M. Hardt
Renee M. Hardt